UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Segall Bryant & Hamill All Cap Fund
(SBHAX)

Segall Bryant & Hamill Small Cap Value Fund
(SBHVX)

SEMI-ANNUAL REPORT
December 31, 2015

Segall Bryant & Hamill All Cap Fund
Segall Bryant & Hamill Small Cap Value Fund
each a series of Investment Managers Series Trust

Table of Contents

Segall Bryant & Hamill All Cap Fund
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Segall Bryant & Hamill Small Cap Value Fund
Schedule of Investments	9
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	17
Supplemental Information	23
Expense Examples	26

This report and the financial statements contained herein are provided for the general information of the shareholders of the Segall Bryant & Hamill Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.sbhfunds.com

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 95.0%
	COMMUNICATIONS – 6.5%
6,560	Comcast Corp. - Class A	$370,181
747	Google, Inc. - Class C *	566,883
2,760	Walt Disney Co.	290,021
		1,227,085
	CONSUMER DISCRETIONARY – 14.4%
692	Amazon.com, Inc. *	467,716
25,691	Ascena Retail Group, Inc. *	253,056
10,529	Gildan Activewear, Inc. [1]	299,234
6,388	LKQ Corp. *	189,276
6,825	Michaels Cos., Inc. *	150,901
2,299	Nordstrom, Inc.	114,513
1,969	Snap-on, Inc.	337,546
5,190	Starbucks Corp.	311,556
3,405	TJX Cos., Inc.	241,449
5,265	VF Corp.	327,746
		2,692,993
	CONSUMER STAPLES – 9.9%
5,019	Dollar General Corp.	360,716
3,626	Edgewell Personal Care Co.	284,170
3,025	Estee Lauder Cos., Inc. - Class A	266,381
2,309	JM Smucker Co.	284,792
3,475	Nestle S.A. - ADR [1]	258,609
5,186	TreeHouse Foods, Inc. *	406,894
		1,861,562
	ENERGY – 4.0%
2,785	Cameron International Corp. *	176,012
1,524	Concho Resources, Inc. *	141,519
1,895	EOG Resources, Inc.	134,147
3,525	Halliburton Co.	119,991
2,475	Schlumberger Ltd. [1]	172,631
		744,300
	FINANCIALS – 17.5%
7,011	Air Lease Corp. - Class A	234,728
1,053	Alliance Data Systems Corp. *	291,228
7,045	American International Group, Inc.	436,579
1,885	Berkshire Hathaway, Inc. - Class B *	248,895
26,450	FNB Corp.	352,843
9,470	FNF Group	328,325
3,675	JPMorgan Chase & Co.	242,660
4,278	Reinsurance Group of America, Inc.	365,983
19,790	Umpqua Holdings Corp.	314,661

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
5,854	Visa, Inc. - Class A	$453,978
		3,269,880
	HEALTH CARE – 16.6%
3,840	Bio-Techne Corp.	345,600
3,235	Danaher Corp.	300,467
2,181	Gilead Sciences, Inc.	220,695
12,314	Hologic, Inc. *	476,428
2,097	Johnson & Johnson	215,404
3,136	Medtronic PLC [1]	241,221
1,087	Mettler-Toledo International, Inc. *	368,634
2,804	Perrigo Co. [1]	405,739
6,221	Roche Holding A.G. - ADR [1]	214,438
2,695	UnitedHealth Group, Inc.	317,040
		3,105,666
	INDUSTRIALS – 10.1%
5,209	Amphenol Corp. - Class A	272,066
1,572	FedEx Corp.	234,212
3,400	Honeywell International, Inc.	352,138
811	Precision Castparts Corp.	188,160
2,520	Roper Industries, Inc.	478,271
3,070	Stericycle, Inc. *	370,242
		1,895,089
	MATERIALS – 3.7%
1,284	3M Co.	193,422
3,462	Carlisle Cos., Inc.	307,045
1,949	PPG Industries, Inc.	192,600
		693,067
	TECHNOLOGY – 12.3%
4,836	Adobe Systems, Inc. *	454,294
4,442	Apple, Inc.	467,565
4,635	Guidewire Software, Inc. *	278,842
2,390	IHS, Inc. - Class A *	283,048
6,254	NXP Semiconductor N.V. * 1	526,899
3,568	Red Hat, Inc. *	295,466
		2,306,114

	TOTAL COMMON STOCKS (Cost $15,794,898)	17,795,756

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS – 5.2%
$966,310	UMB Money Market Fiduciary, 0.01%* 2	$966,310

	TOTAL SHORT-TERM INVESTMENTS (Cost $966,310)	966,310

	TOTAL INVESTMENTS – 100.2% (Cost $16,761,208)	18,762,066
	Liabilities in Excess of other assets – (0.2)%	(36,290)

	TOTAL NET ASSETS – 100.0%	$18,725,776

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
SUMMARY OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	17.5%
Health Care	16.6%
Consumer Discretionary	14.4%
Technology	12.3%
Industrials	10.1%
Consumer Staples	9.9%
Communications	6.5%
Energy	4.0%
Materials	3.7%
Total Common Stocks	95.0%
Total Short-Term Investments	5.2%
Total Investments	100.2%
Liabilities in Excess of other assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2014 (Unaudited)

Assets:
Investments, at value (cost $16,761,208)	$18,762,066
Receivables:
Dividends and interest	10,600
Prepaid expenses	7,859
Due from Advisor	131
Total assets	18,780,656

Liabilities:
Payables:
Fund shares redeemed	8,308
Shareholder servicing fees (Note 7)	4,412
Auditing fees	8,649
Custody fees	7,288
Transfer agent fees and expenses	4,123
Fund administration fees	5,766
Fund accounting fees	3,820
Chief Compliance Officer fees	586
Trustees' fees and expenses	242
Accrued other expenses	11,686
Total liabilities	54,880

Net Assets	$18,725,776

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$16,705,598
Accumulated net investment loss	(13,196)
Accumulated net realized gain on investments	32,516
Net unrealized appreciation on investments	2,000,858
Net Assets	$18,725,776

Number of shares issued and outstanding	1,629,648
Net asset value per share	$11.49

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2014 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $160)	$90,655
Interest	36
Total investment income	90,691

Expenses:
Advisory fees	79,440
Fund administration fees	20,902
Fund accounting fees	16,663
Transfer agent fees and expenses	12,546
Registration fees	12,477
Auditing fees	8,802
Shareholder servicing fees (Note 7)	7,477
Legal fees	6,037
Custody fees	5,893
Chief Compliance Officer fees	4,871
Shareholder reporting fees	2,919
Trustees' fees and expenses	2,767
Miscellaneous	2,761
Insurance fees	624

Total expenses	184,179
Advisory fees waived	(79,440)
Other expenses absorbed	(1,976)
Net expenses	102,763
Net investment loss	(12,072)

Realized and Unrealized Gain (Loss) from Investments:
Net realized gain on investments	354,995
Net change in unrealized appreciation/depreciation on investments	(855,628)
Net realized and unrealized loss on investments	(500,633)

Net Decrease in Net Assets from Operations	$(512,705)

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(12,072)	$(12,389)
Net realized gain on investments	354,995	364,835
Net change in unrealized appreciation/depreciation on investments	(855,628)	1,075,596
Net increase (decrease) in net assets resulting from operations	(512,705)	1,428,042

Distributions to Shareholders:
From net realized gain	(677,206)	(179,872)
Total distributions to shareholders	(677,206)	(179,872)

Capital Transactions:
Net proceeds from shares sold	996,065	1,516,123
Reinvestment of distributions	668,819	177,786
Cost of shares redeemed[1]	(217,645)	(547,481)
Net increase in net assets from capital transactions	1,447,239	1,146,428

Total increase in net assets	257,328	2,394,598

Net Assets:
Beginning of period	18,468,448	16,073,850
End of period	$18,725,776	$18,468,448

Accumulated net investment loss	$(13,196)	$(1,124)

Capital Share Transactions:
Shares sold	82,879	133,078
Shares reinvested	57,757	16,311
Shares redeemed	(18,168)	(47,336)
Net increase in capital share transactions	122,468	102,053

[1]	Net of redemption fee proceeds of $0 and $13, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015	For the Period July 31, 2013* through June 30, 2014
Net asset value, beginning of period	$12.25	$11.44	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.32)	0.94	1.46
Total from investment operations	(0.33)	0.93	1.44

Less Distributions:
From net realized gain	(0.43)	(0.12)	-
Total distributions	(0.43)	(0.12)	-

Redemption fee proceeds	- [2]	- [2]	- [2]

Net asset value, end of period	$11.49	$12.25	$11.44

Total return[3]	(2.72)%[4]	8.28%	14.40%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,726	$18,468	$16,074

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.97%[5]	2.12%	2.64%[5]
After fees waived and expenses absorbed	1.10%[5]	1.10%	1.10%[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.00)%[5]	(1.09)%	(1.76)%[5]
After fees waived and expenses absorbed	(0.13)%[5]	(0.07)%	(0.22)%[5]
Portfolio turnover rate	14%[4]	46%	36%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 95.4%
	COMMUNICATIONS – 1.4%
26,535	EarthLink Holdings Corp.	$197,155
54,945	Marchex, Inc. - Class B	213,736
		410,891
	CONSUMER DISCRETIONARY – 10.2%
24,432	Arctic Cat, Inc.	400,196
8,135	Bloomin' Brands, Inc.	137,400
28,485	Chico's FAS, Inc.	303,935
7,890	Children's Place, Inc.	435,528
91,195	Crocs, Inc. *	933,837
4,160	Finish Line, Inc. - Class A	75,213
3,906	FTI Consulting, Inc. *	135,382
8,847	Rent-A-Center, Inc.	132,440
12,310	Vectrus, Inc. *	257,156
24,646	West Marine, Inc. *	209,244
		3,020,331
	CONSUMER STAPLES – 2.1%
9,946	Dean Foods Co.	170,574
8,135	Flowers Foods, Inc.	174,821
9,047	Orchids Paper Products Co.	279,733
		625,128
	ENERGY – 5.4%
77,199	Bonanza Creek Energy, Inc. *	406,839
16,996	Carrizo Oil & Gas, Inc. *	502,742
3,440	EnerSys, Inc.	192,399
10,390	Gulfmark Offshore, Inc.	48,521
17,270	Parsley Energy, Inc. - Class A *	318,631
269,411	PetroQuest Energy, Inc. *	134,706
		1,603,838
	FINANCIALS – 19.3%
16,573	Ameris Bancorp	563,316
24,146	Bank Mutual Corp.	188,339
5,860	BankUnited, Inc.	211,312
6,935	Banner Corp.	318,039
14,680	Capstead Mortgage Corp. - REIT	128,303
19,661	Chimera Investment Corp. - REIT	268,176
9,586	Equity Commonwealth - REIT *	265,820
13,067	First Busey Corp.	269,572
16,460	First Community Bancshares, Inc.	306,650
15,235	First Horizon National Corp.	221,212
28,521	First Niagara Financial Group, Inc.	309,453
9,179	Hanmi Financial Corp.	217,726

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
50,327	Investors Bancorp, Inc.	$626,068
7,771	Lakeland Financial Corp.	362,284
11,015	Renasant Corp.	379,026
6,155	Simmons First National Corp. - Class A	316,121
21,215	TFS Financial Corp.	399,478
22,100	Umpqua Holdings Corp.	351,390
		5,702,285
	HEALTH CARE – 9.8%
22,435	Alere, Inc. *	876,984
3,945	Hill-Rom Holdings, Inc.	189,597
5,363	LHC Group, Inc. *	242,890
40,379	Orthofix International N.V. * 1	1,583,261
		2,892,732
	INDUSTRIALS – 23.0%
7,320	Applied Industrial Technologies, Inc.	296,387
11,605	Astec Industries, Inc.	472,323
13,425	AZZ, Inc.	746,027
1,801	Dynamic Materials Corp.	12,589
5,255	EMCOR Group, Inc.	252,450
28,261	ESCO Technologies, Inc.	1,021,352
5,260	Esterline Technologies Corp. *	426,060
78,531	Great Lakes Dredge & Dock Corp. *	310,983
11,430	GSI Group, Inc. * 1	155,677
7,700	ITT Corp.	279,664
35,460	Kennametal, Inc.	680,832
25,581	NN, Inc.	407,761
3,490	Orbital ATK, Inc.	311,797
20,803	Oshkosh Corp.	812,149
12,325	Watts Water Technologies, Inc. - Class A	612,183
		6,798,234
	MATERIALS – 9.2%
85,503	Harsco Corp.	673,763
6,500	Innospec, Inc.	353,015
25,625	Myers Industries, Inc.	341,325
38,057	PH Glatfelter Co.	701,771
45,648	Schnitzer Steel Industries, Inc. - Class A	655,962
		2,725,836
	TECHNOLOGY – 12.3%
154,639	Aviat Networks, Inc. *	118,732
92,245	Axcelis Technologies, Inc. *	238,915
7,260	CommVault Systems, Inc. *	285,681
79,589	Electro Scientific Industries, Inc.	413,067

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
90,643	Extreme Networks, Inc. *	$369,823
22,131	Logitech International S.A. [1]	333,514
15,880	Newport Corp. *	252,016
34,105	Polycom, Inc. *	429,382
55,950	Radisys Corp. *	154,981
34,485	ServiceSource International, Inc. *	158,976
20,484	Tessera Technologies, Inc.	614,725
9,905	Xura, Inc. *	243,465
		3,613,277
	UTILITIES – 2.7%
5,835	American States Water Co.	244,778
8,385	New Jersey Resources Corp.	276,370
8,460	PNM Resources, Inc.	258,622
		779,770
	TOTAL COMMON STOCKS (Cost $29,355,835)	28,172,322

Principal Amount
	SHORT-TERM INVESTMENTS – 6.6%
$1,936,085	UMB Money Market Fiduciary, 0.01%* 2	1,936,085
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,936,085)	1,936,085
	TOTAL INVESTMENTS – 102.0% (Cost $31,291,920)	30,108,407
	Liabilities in Excess of other assets – (2.0)%	(588,809)
	TOTAL NET ASSETS – 100.0%	$29,519,598

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	23.0%
Financials	19.3%
Technology	12.3%
Consumer Discretionary	10.2%
Health Care	9.8%
Materials	9.2%
Energy	5.4%
Utilities	2.7%
Consumer Staples	2.1%
Communications	1.4%
Total Common Stocks	95.4%
Total Short-Term Investments	6.6%
Total Investments	102.0%
Liabilities in Excess of other assets	(2.0)%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2015 (Unaudited)

Assets:
Investments, at value (cost $31,291,920)	$30,108,407
Receivables:
Dividends and interest	39,571
Investment securities sold	35,541
Prepaid expenses	7,204
Total assets	30,190,723

Liabilities:
Payables:
Investment securities purchased	589,769
Advisory fees	11,005
Shareholder servicing fees (Note 7)	10,860
Custody fees	10,824
Fund shares redeemed	9,509
Auditing fees	8,698
Fund administration fees	7,056
Fund accounting fees	5,511
Transfer agent fees and expenses	4,817
Chief Compliance Officer fees	1,166
Trustees' fees and expenses	335
Accrued other expenses	11,575
Total liabilities	671,125

Net Assets	$29,519,598

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$30,602,040
Accumulated net investment loss	(18,875)
Accumulated net realized gain on investments	119,946
Net unrealized depreciation on investments	(1,183,513)
Net Assets	$29,519,598

Number of shares issued and outstanding	3,002,482
Net asset value per share	$9.83

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2015 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1,696)	$230,048
Interest	105
Total investment income	230,153

Expenses:
Advisory fees	144,417
Fund administration fees	20,914
Fund accounting fees	19,129
Transfer agent fees and expenses	15,710
Registration fees	13,846
Shareholder servicing fees (Note 7)	12,162
Auditing fees	8,802
Custody fees	8,493
Legal fees	5,631
Chief Compliance Officer fees	3,924
Shareholder reporting fees	3,522
Trustees' fees and expenses	2,767
Miscellaneous	2,759
Insurance fees	624

Total expenses	262,700
Advisory fees waived	(80,347)
Net expenses	182,353
Net investment income	47,800

Realized and Unrealized Gain (Loss) from Investments:
Net realized gain on investments	681,615
Net change in unrealized appreciation/depreciation on investments	(3,639,729)
Net realized and unrealized loss on investments	(2,958,114)

Net Decrease in Net Assets from Operations	$(2,910,314)

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$47,800	$44,855
Net realized gain on investments	681,615	1,256,962
Net change in unrealized appreciation/depreciation on investments	(3,639,729)	171,852
Net increase (decrease) in net assets resulting from operations	(2,910,314)	1,473,669

Distributions to Shareholders:
From net investment income	(57,629)	(36,149)
From net realized gain	(1,563,733)	(1,169,589)
Total distributions to shareholders	(1,621,362)	(1,205,738)

Capital Transactions:
Net proceeds from shares sold	2,750,771	3,410,429
Reinvestment of distributions	1,354,557	975,499
Cost of shares redeemed[1]	(714,079)	(783,794)
Net increase in net assets from capital transactions	3,391,249	3,602,134

Total increase (decrease) in net assets	(1,140,427)	3,870,065

Net Assets:
Beginning of period	30,660,025	26,789,960
End of period	$29,519,598	$30,660,025

Accumulated net investment loss	$(18,875)	$(9,046)

Capital Share Transactions:
Shares sold	256,191	306,269
Shares reinvested	135,051	92,465
Shares redeemed	(67,573)	(72,319)
Net increase in capital share transactions	323,669	326,415

[1]	Net of redemption fee proceeds of $0 and $77, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015	For the Period July 31, 2013* through June 30, 2014
Net asset value, beginning of period	$11.45	$11.39	$10.00
Income from Investment Operations:
Net investment income[1]	0.02	0.02	0.03
Net realized and unrealized gain (loss) on investments	(1.07)	0.53	1.45
Total from investment operations	(1.05)	0.55	1.48

Less Distributions:
From net investment income	(0.02)	(0.01)	(0.02)
From net realized gain	(0.55)	(0.48)	(0.07)
Total distributions	(0.57)	(0.49)	(0.09)

Redemption fee proceeds	- [2]	- [2]	- [2]

Net asset value, end of period	$9.83	$11.45	$11.39

Total return[3]	(9.30)%[4]	5.21%	14.88%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29,520	$30,660	$26,790

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.73%[5]	1.84%	2.21%[5]
After fees waived and expenses absorbed	1.20%[5]	1.20%	1.20%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.22)%[5]	(0.48)%	(0.69)%[5]
After fees waived and expenses absorbed	0.31%[5]	0.16%	0.32%[5]
Portfolio turnover rate	30%[4]	51%	55%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2015 (Unaudited)

Note 1 – Organization
Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”) (each a “fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The All Cap Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.  The Small Cap Value Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2015 (Unaudited)

(c) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the open period July 31, 2013 (commencement of operations) through June 30, 2015, and as of and during the six months ended December 31, 2015, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Segall Bryant & Hamill (the “Advisor”).  Under the terms of the Agreement, the All Cap and Small Cap Value Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.85% and 0.95%, respectively, of each Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.10% of average daily net assets of the All Cap Fund.  The Advisor has contractually agreed to waive its fees and/or pay for other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20% of average daily net assets of the Small Cap Value Fund.  These agreements are in effect until October 31, 2016, and may be terminated before that date only by the Trust’s Board of Trustees.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2015 (Unaudited)

For the six months ended December 31, 2015, the Advisor waived its advisory fees and absorbed other expenses totaling $81,416 and $80,347 for the All Cap and Small Cap Value Funds, respectively.  The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred.  At December 31, 2015, the amount of these potentially recoverable expenses was $438,910 and $461,782 for the All Cap and Small Cap Value Funds, respectively.  The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

	All Cap Fund	Small Cap Value Fund
2017	$184,259	$202,922
2018	173,235	178,513
2019	81,416	80,347

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended December 31, 2015, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  Prior to October 2014, Cipperman & Co. provided Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the six months ended December 31, 2015, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At December 31, 2015, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Fund	Small Cap Value Fund
Cost of investments	$16,782,697	$31,296,085

Gross unrealized appreciation	$2,526,433	$3,082,360
Gross unrealized depreciation	(547,064)	(4,270,038)
Net unrealized appreciation (depreciation) on investments	$1,979,369	$(1,187,678)

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2015 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2015, the components of accumulated earnings on a tax basis were as follows:

	All Cap Fund	Small Cap Value Fund
Undistributed ordinary income	$-	$359,841
Undistributed long-term capital gains	376,216	580,429
Accumulated earnings	376,216	940,270

Accumulated capital and other losses	(1,124)	(9,046)
Unrealized appreciation on investments	2,834,997	2,518,010
Total accumulated earnings	$3,210,089	$3,449,234

As of June 30, 2015, All Cap and Small Cap Value Funds, respectively, had qualified Late-Year Losses of $1,124 and $9,046.

The tax character of distributions paid during the fiscal years ended June 30, 2015, and June 30, 2014 were as follows:

	All Cap Fund		Small Cap Value Fund
	2015	2014	2015	2014
Distributions paid from:
Ordinary Income	$179,872	$-	$1,054,129	$184,213
Net long-term capital gains	-	-	151,609	-
Total distributions paid	$179,872	$-	$1,205,738	$184,213

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2015, the All Cap and Small Cap Value Funds did not receive any redemptions fees.

Note 6 – Investment Transactions
For the six months ended December 31, 2015, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All Cap Fund	$2,608,195	$2,469,730
Small Cap Value Fund	10,328,460	8,554,143

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2015, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2015 (Unaudited)

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2015, in valuing the Funds’ assets carried at fair value:

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2015 (Unaudited)

All Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$17,795,756	$-	$-	$17,795,756
Short-Term Investments	966,310	-	-	966,310
Total	$18,762,066	$-	$-	$18,762,066

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$28,172,322	$-	$-	$28,172,322
Short-Term Investments	1,936,085	-	-	1,936,085
Total	$30,108,407	$-	$-	$30,108,407

*	The Funds did not hold any Level 2 or 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Recently Issued Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

Note 11 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Segall Bryant & Hamill All Cap Fund and Segall Bryant & Hamill Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At in-person meetings held on August 19-20, 2015, and September 16-18, 2015, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Segall Bryant & Hamill (the “Investment Advisor”) with respect to the Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Fund” and together with the All Cap Fund, the “Funds”) series of the Trust for an additional one-year term.  In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of each Fund and its shareholders.

Background
In advance of the meetings, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Funds; reports comparing performance of each Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a “Performance Peer Group”) from its relevant fund universe (each a “Performance Universe”) for various periods ended May 31, 2015; and reports comparing the investment advisory fees and total expenses of each Fund to those of a group of comparable funds selected by Morningstar, Inc. (each an “Expense Peer Group”) from its relevant fund universe (each an “Expense Universe”). The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of each Fund.  The materials they reviewed indicated the following:

●
The total return of the All Cap Fund for the one-year period was above the return of the S&P 500 Index and the median return of the Large Core Growth Performance Universe but slightly below the Performance Peer Group median return by 0.17%.

●
The total return of the Small Cap Fund for the one-year period was above the median returns of the Small Core Value Performance Universe and the Performance Peer Group but below the return of the S&P 500 Index by 1.02%.

The Board also considered the overall quality of services provided by the Investment Advisor to the Funds.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Funds.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund are satisfactory.

Segall Bryant & Hamill All Cap Fund and Segall Bryant & Hamill Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of each Fund.  The materials reviewed by the Board indicated the following:

●
The investment advisory fees (gross of fee waivers) of the All Cap Fund were below the Expense Peer Group median but above the Large Growth Expense Universe median by 0.15%.  The Board noted that the Fund’s advisory fee was higher than the standard fee charged by the Investment Advisor to other clients to manage separate accounts using the same investment strategies as those used by the Fund.  The Board considered, however, that the Investment Advisor oversees the Fund’s compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s other clients, and that the Investment Advisor had contractually agreed to limit the Fund’s expenses.  The Fund’s total expenses (net of fee waivers) were lower than the Expense Peer Group median but 0.23% higher than the Expense Universe median. The Board considered, however, that the Fund’s asset size was significantly smaller than the average asset sizes of funds in the Expense Peer Group and Expense Universe.

●
The investment advisory fees (gross of fee waivers) paid by the Small Cap Fund were above the Expense Peer Group median and the Small Value Expense Universe median by 0.10% and 0.15%, respectively.  The Board noted that the Fund’s advisory fee was lower than the standard fee charged by the Investment Advisor to other clients to manage separate accounts using its small cap strategy but higher than the fee received by the Investment Advisor to sub-advise another mutual fund using its small cap value strategy.  The Board considered, however, that providing advisory services to a mutual fund generally requires a higher level of operational and administrative resources than providing sub-advisory services to a fund, and that the Investment Advisor had contractually agreed to limit the Fund’s expenses.  The Fund’s total expenses (net of fee waivers) were the same as the Expense Peer Group median and slightly above the Expense Universe median (by 0.06%).  The Board considered, however, that the Fund’s asset size was significantly smaller than the average asset sizes of funds in the Expense Peer Group and Expense Universe.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement with respect to each Fund is fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to each Fund for the year ended April 30, 2015, noting that the Investment Advisor had waived a significant portion of its fees with respect to the Small Cap Fund and, in addition to waiving its entire fee with respect to the All Cap Fund, the Investment Advisor was subsidizing certain of that Fund’s operating expenses.  The Board noted further that the Investment Advisor was not realizing any profit with respect to either Fund. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds other than investment advisory fees, including research made available to it by broker-dealers providing execution services to the Funds and the intangible benefits of its association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. They also noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Funds’ assets grow.

Segall Bryant & Hamill All Cap Fund and Segall Bryant & Hamill Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of each Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement with respect to each Fund.

Segall Bryant & Hamill Funds
EXPENSE EXAMPLES
For the Six Months Ended December 31, 2015 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
All Cap Fund	7/1/15	12/31/15	7/1/15 – 12/31/15
Actual Performance	$1,000.00	$972.80	$5.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.61	$5.58

*
Expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period).  The expense ratio reflects an expense waiver.  Assumes all dividends and distributions were reinvested.

Segall Bryant & Hamill Funds
EXPENSE EXAMPLES
For the Six Months Ended December 31, 2015 (Unaudited) - Continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Small Cap Value Fund	7/1/15	12/31/15	7/1/15 – 12/31/15
Actual Performance	$1,000.00	$907.00	$5.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.11	$6.09

*
Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period).  The expense ratio reflects an expense waiver.  Assumes all dividends and distributions were reinvested.

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Segall Bryant & Hamill All Cap Fund
Segall Bryant & Hamill Small Cap Value Fund
each a series of Investment Managers Series Trust

Investment Advisor
 Segall Bryant & Hamill
540 West Madison Street, Suite 1900
Chicago, Illinois 60661

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
 Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
 Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
 Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Segall Bryant & Hamill All Cap Fund	SBHAX	46141P 784
Segall Bryant & Hamill Small Cap Value Fund	SBHVX	46141P 776

Privacy Principles of the Segall Bryant & Hamill Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Segall Bryant & Hamill Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (866) 490-4999, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (866) 490-4999 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds at (866) 490-4999. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Segall Bryant & Hamill Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 490-4999

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c- 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/10/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/10/2016

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/10/2016